CONSOLIDATED BALANCE SHEETS (Parenthetical)	Oct. 25, 2024 USD ($) $ / shares shares	Sep. 14, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 26, 2024 USD ($) $ / shares shares	Oct. 24, 2024 USD ($) $ / shares	May 20, 2024 shares	Dec. 31, 2023 $ / shares shares	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0045	$ 0.00075	$ 0.0045		$ 0.00075				$ 0.00005
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.00075
Preferred shares, authorized	36,500,000		333,738
Preferred shares, outstanding			0				0
Share consolidation ratio	0.0167	0.067
Common stock, authorized share capital | $	$ 36,500,000	$ 50,000,000	$ 36,500,000	$ 36,500,000	$ 500,000			$ 36,500,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.045	$ 0.045			$ 0.045	$ 0.00075
Ordinary shares, authorized	47,766,390,000	660,461,733	796,106,500	796,106,500			796,106,500	48,660,461,733
Ordinary shares, issued			5,489,162				830,109
Ordinary shares outstanding			5,489,162				830,109
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.045	$ 0.045			$ 0.045	$ 0.00075
Ordinary shares, authorized	900,000,000	6,000,000	15,000,000	15,000,000			15,000,000	6,000,000
Ordinary shares, issued			1,100,000				0
Ordinary shares outstanding			1,100,000				0
Series D convertible preferred shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001
Ordinary shares, authorized	6,000	6,000		6,000				6,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001				$ 0.0001
Preferred shares, authorized			6,000				6,000
Preferred shares, issued			6,000				6,000
Preferred shares, outstanding			6,000				6,000
Series F convertible preferred shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005		$ 0.00005				$ 0.00005
Ordinary shares, authorized	50,005	50,005		50,005				50,005
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00005				$ 0.00005
Preferred shares, authorized			50,005				50,005
Preferred shares, issued			42,500				50,000
Preferred shares, outstanding			42,500				50,000
Series G Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075				$ 0.00075
Ordinary shares, authorized	50,000	50,000		50,000				50,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075				$ 0.00075
Preferred shares, authorized			50,000				50,000
Preferred shares, issued			12,800			12,800	0
Preferred shares, outstanding			12,800				0
Series H Preferred shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075				$ 0.00075
Ordinary shares, authorized	50,000	50,000		50,000				50,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075
Preferred shares, authorized			50,000				50,000
Preferred shares, issued			7,366				0
Preferred shares, outstanding			7,366				0